Long-term debt	12 Months Ended
Mar. 29, 2025
Debt Disclosure [Abstract]
Long-term debt
8.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 29, 2025	March 30, 2024
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CORRA plus a CORRA adjustment and 7.75%, repayable at maturity in December 2026, secured by the assets of the Company (net of deferred financing costs of $140 and $181, respectively). Refer to Note 6 for additional information.	$12,360	$12,319
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $nil and $2, respectively)	2,833	4,891
$0.4 million term loan from Business Development Bank of Canada, bearing interest at an annual rate of 8.3% repayable in 72 monthly payments beginning in July 2021.	160	231
U.S. $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (Note 16 (c))	2,146	2,033
Obligations under finance leases, at annual interest rates between 0.9% and 20%, secured by leasehol d improvements, furniture, and equipment, maturing at various dates to November 2026 (net of deferred financing costs of $25 and $42, respectively)	4,510	3,251
Eligible borrowing amount of up to $4.3 million loan from Investissement Québec , bearing interest at an annual rate of 1.41%, repayable in 60 equal payments beginning in June 2027 ( net of deferred financing costs of $76 and $86, respectively)	4,225	4,214

	26,234	26,939
Current portion of long-term debt	4,860	4,352

	$21,374	$22,587

(b)
On July 8, 2020, the Company secured a
six-year
term loan with Investissement
Québec
in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of 3.14% per annum and is repayable in 60 equal payments beginning in July 2021. On January 4, 2023, the Company received a loan forgiveness in the amount of $0.2 million that is being recognized over the term of the loan. The term loan with Investissement
Québec
requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. During fiscal 2024, the Company received a tolerance letter from Investissement
Québec
that allowed the Company, as at March 30, 2025 to tolerate a working capital ratio of 0.97. As at March 30, 2024, the working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) was 0.96. On July 3, 2024, the Company obtained a waiver from Investissement
Québec
with respect to the requirement to meet the working capital ratio at March 30, 2024 and therefore the debt has been presented as long-term at year end. Furthermore, on July 12, 2024, the Company received a tolerance letter from Investissement
Québec

that allows the Company, as at March 29, 2025, to tolerate a working capital ratio of 0.90. As at March 29, 2025, the working capital ratio was 0.88.
On July 14, 2025, Investissement Québec modified the working capital covenant for fiscal years ending March 29, 2025 and March 28, 2026 to
0.88
. Starting in fiscal 2026 and for the duration of the loan, the interest rate will be adjusted depending on the current ratio calculated at year end.

(c)
On March 26, 2020, the Company secured a
6-year
term loan with Business Development Bank of Canada (BDC), as amended, for an amount of $0.4 million to be used specifically to finance the renovations of the Company’s Brinkhaus store location in Calgary, Alberta. As of March 29, 2025, the Company has $0.2 million outstanding on the loan ($0.2 million as of March 30, 2024). The loan bears interest at a rate of 8.3% per annum and is repayable in 72 monthly payments from June 26, 2021, the date of the drawdown.

(d)
On July 14, 2023, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for store construction and renovation. The maximum borrowing amount under this facility is U.S $3.6 million (
CAD
$4.7 million). By
the end
of
fiscal 2024, the Company had borrowed a total amount of U.S. $2.4 million (
CAD
$3.3 million) against this facility. The capital lease financing bears interest at approximately 20% annually and is repayable over 24 months. As of March 29, 2025, the Company has U.S. $0.6 million (
CAD
$0.9 million) outstanding under this facility.

On February 1, 2024, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the construction of a new store. The maximum borrowing amount under this facility is U.S. $2.5 million (
CAD
$3.4 million).
During
fiscal 2025, the Company had borrowed a total amount of U.S. $2.4 million (
CAD
$3.3 million) against this facility. The capital lease financing bears interest at approximately 14% annually and is repayable over 24 months. As of March 29, 2025, the Company has U.S. $1.9 million (
CAD
$2.8 million) outstanding under this facility.
On June 3, 2024, the Company entered into a financing agreement for a capital lease facility financing with Varilease Finance Inc. relating to certain equipment consisting of leasehold improvements, furniture, security equipment and related equipment for the partial renovation of a store. The maximum borrowing amount under this facility is U.S. $0.6 million (
CAD
$0.8 million).
During
fiscal 2025, the Company had borrowed a total amount of U.S. $0.6 million (
CAD
$0.8 million) against this facility. The capital lease financing bears interest at approximately 14% annually and is repayable over 24 months. As of March 29, 2025, the Company has U.S. $0.5 million (
CAD
$0.7 million) outstanding under this facility.

(e)
On August 24, 2021, the Company entered into a
10-year
loan agreement with Investissement
Québec
for an amount of up to $4.3
million to be used specifically to finance the digital transformation of the Company through the implementation of an omni-channel e-commerce platform and enterprise resource planning system. In order to obtain the financing, the Company has agreed to maintain a certain number of employees in Quebec. As of March 29, 2025, the Company has fully drawn on the loan ($
4.3
million outstanding as of March 29, 2025 and $
4.3
million outstanding as of March 30, 2024). The loan bears interest at a rate of
1.41
% per annum and is repayable in
60
equal payments beginning 60 months after the date of the first draw in July 2022. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least

1.01

at the end of the Company’s fiscal year. During fiscal 2024, the Company received a tolerance letter from Investissement Québec that allowed the Company, as at March 30, 2024, to tolerate a working capital ratio of 0.97. As at March 30, 2024, the working capital ratio was
 0.96.
On July 3, 2024, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 30, 2024 and therefore the debt has been presented as long-term at year end. Furthermore, on July 12, 2024, the Company received a tolerance letter from Investissement Québec that allows the Company, as at March 29, 2025, to tolerate a working capital ratio of 0.90. As at March 29, 2025, the working capital ratio was 0.88. On July 14, 2025, Investissement Québec modified the working capital covenant for fiscal years ending March 29, 2025 and March 28, 2026 to
0.88
. Starting in fiscal 2026 and for the duration of the loan, the interest rate will be adjusted depending on the current ratio calculated at year end.

(f)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2026	$3,234
2027	1,843
2028	—
2029	—
2030	—

5,077
Less imputed interest	(542)

$4,535

(g)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2026	$4,860
2027	15,150
2028	734
2029	860
2030	860
Thereafter	4,011

$26,475

(h)	As of March 29, 2025 and March 30, 2024, the Company had $0.2 million, and $0.2 million, respectively, of outstanding letters of credit.